Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Schedule of Reconciliation of the Movement of the Company’s Investment	Set out below is a reconciliation of the movement of the Company’s investment during the years ended December 31, 2023 and 2022:
Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, December 31, 2022	263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, December 31, 2023(*)	$—

(*)      Reflects closing price of CDN$0.000 on December 31, 2023.